Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance costs
Interest payable on borrowings	€ 335	€ 300	€ 337
Net loss/(income) on interest rate and currency swaps	7	2	(10)
Mark-to-market of derivatives and related fixed rate debt:
- interest rate swaps (i)	12	16	14
- currency swaps and forward contracts	(4)		(3)
- fixed rate debt (i)	(16)	(23)	(20)
Net loss on interest rate swaps not designated as hedges	5	6	7
Net finance cost on gross debt including related derivatives	339	301	325
Finance income
Interest receivable on loans to joint ventures and associates	(4)	(5)	(4)
Interest receivable on cash and cash equivalents and other	(30)	(7)	(4)
Finance income	(34)	(12)	(8)
Finance costs less income	305	289	317
Other financial expense
Premium paid on early debt redemption		18
Unwinding of discount element of provisions for liabilities (note 27)	21	24	30
Unwinding of discount applicable to deferred and contingent acquisition consideration (note 20)	15	7	24
Pension-related finance cost (net) (note 29)	10	11	12
Total	46	60	66
Total net finance costs	€ 351	€ 349	€ 383